Income Taxes (Details) - Schedule of Effective Income Tax Rate Reconciliation - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Expected tax at statutory rates			$ (2,351,000)	$ (617,000)
Expected tax at statutory rates			21.00%	21.00%
Permanent Differences			$ 692,000	$ (42,000)
Permanent Differences			6.00%	1.00%
State Income Tax, Net of Federal benefit			$ (612,000)	$ 0
State Income Tax, Net of Federal benefit			5.00%	0.00%
Current Year Change in Valuation Allowance			$ 2,291,000	$ 659,000
Current Year Change in Valuation Allowance			20.00%	22.00%
Prior Year True-Ups			$ (20,000)	$ 0
Prior Year True-Ups			0.00%	0.00%
Income tax expense	$ 0	$ 0	$ 0	$ 0
Income tax expense			0.00%	0.00%